FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Level 3 instruments measured at fair value on recurring basis
Level 3 instruments measured at fair value on a recurring basis
$
Assets:
Available-for-sale debt securities
Balance at January 1, 2016	18,804
Investment during 2016	3,796
Cost adjustment included in share of results of equity investees	(16,006)
Unrealized fair value gain included in other comprehensive loss	16,136
Impairment loss included in investment gain, net	(4,226)
Disposal during 2016	(16,866)
Exchange differences	750
Balance at December 31, 2016	2,388
Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8
Balance at December 31, 2017	19,249
Investment during 2018	33,000
Impairment loss	(144)
Unrealized fair value gain included in other comprehensive loss	18,269
Balance at December 31, 2018	70,374

Liabilities:
Convertible notes
Convertible notes issued during the year	(675,000)
Fair value loss	(51,950)
Balance at December 31,2017	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares (Note 12(a))	48,975
Balance at December 31,2018	(636,716)

Fair Value, Measurements, Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
	Fair value measurement at December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Cash equivalents	3,133	–	–	3,133
Available-for-sale investments – non-current	–	–	1,249	1,249
Available-for-sale investments – current	–	–	18,000	18,000
2017 Convertible Notes	–	–	(726,950)	(726,950)
	3,133	–	(707,701)	(704,568)

	Fair value measurement at December 31, 2018
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Cash equivalents	10,137	–	–	10,137
Money market funds	304,335	–	–	304,335
Short-term investments	690	–	–	690
Available-for-sale investments – non-current	–	–	70,374	70,374
2017 Convertible Notes	–	–	(636,716)	(636,716)
Share appreciation rights	(106)	–	–	(106)
	315,056	–	(566,342)	(251,286)